DISCONTINUED OPERATIONS (Details) (USD $)	4 Months Ended	12 Months Ended	5 Months Ended	9 Months Ended	12 Months Ended		5 Months Ended	4 Months Ended	12 Months Ended	5 Months Ended	12 Months Ended		4 Months Ended	12 Months Ended	1 Months Ended	5 Months Ended	12 Months Ended	1 Months Ended	5 Months Ended	1 Months Ended	5 Months Ended		1 Months Ended
	Dec. 31, 2012	Dec. 31, 2013 Screen	Aug. 30, 2012 Predecessor	Dec. 29, 2011 Predecessor	Mar. 29, 2012 Predecessor	Dec. 31, 2013 One closed theatre	Aug. 30, 2012 Seven Canada theatres and one United Kingdom theatre Predecessor	Dec. 31, 2012 All discontinued operations	Dec. 31, 2013 All discontinued operations	Aug. 30, 2012 All discontinued operations Predecessor	Mar. 29, 2012 All discontinued operations Predecessor	Aug. 30, 2012 One theatre Predecessor Odeon Cinemas Limited	Dec. 31, 2012 Canada	Dec. 31, 2013 Canada	Jul. 31, 2012 Canada Predecessor Screen	Aug. 30, 2012 Canada Predecessor theatre	Mar. 29, 2012 Canada Predecessor	Aug. 30, 2012 Canada One closed theatre Predecessor theatre	Aug. 30, 2012 Canada One closed theatre Predecessor Screen	Jul. 31, 2012 Canada 6 theatres Predecessor theatre	Aug. 30, 2012 Canada Theatres Predecessor	Aug. 30, 2012 United Kingdom Theatres Predecessor	Aug. 30, 2012 United Kingdom One theatre Predecessor theatre Screen	Dec. 31, 2008 Mexico City Metropolitan Area Cinemex Predecessor Screen theatre
Discontinued operations
Number of theatres closed																		1
Number of screens in theatres		33													134				20				12
Payment made to the landlord to terminate the lease agreement							$ 7,562,000												$ 7,562,000
Number of theatres sold																7				6			1	44
Gross proceeds from sales subject to working capital and other purchase price adjustments												395,000								1,472,000
Proceeds from sale of theatre																					1,472,000	395,000
Cash payment for closure of Canada theatre																					(7,562,000)
Net cash payment			(5,695,000)
Fixed asset write-offs			(1,885,000)
Recognition of cumulative translation losses in AOCI			(11,069,000)
Legal and professional fees			(1,582,000)
Operating Lease Liabilities:
Deferred rent write-off			14,848,000
Unfavorable lease write-off			31,099,000
Deferred gain write-off			13,666,000
Gain on sale, net of lease termination expense			39,382,000
Foreign currency translation adjustment:
Foreign currency translation adjustment, net of tax			866,000
Reclassification adjustment for foreign currency translation loss included in discontinued operations, net of tax			11,069,000
Total foreign currency translation adjustment, net of tax	(530,000)	179,000	11,935,000	4,837,000
Additional disclosures
Term of operating lease agreements							20 years
Amount received for a sales price adjustment from the sale of theatres located in Canada		4,666,000
Number of screens sold																								493
Liability recorded						500,000
Revenues
Admissions	548,632,000	1,847,327,000	816,031,000	1,295,469,000	1,721,295,000					16,389,000	56,172,000
Food and beverage	229,739,000	786,912,000	342,130,000	518,081,000	689,680,000					6,099,000	20,192,000
Other theatre	33,121,000	115,189,000	47,911,000	71,984,000	111,002,000					548,000	2,253,000
Total revenues	811,492,000	2,749,428,000	1,206,072,000	1,885,534,000	2,521,977,000					23,036,000	78,617,000		809,000	1,214,000		885,000	2,814,000
Operating costs and expenses
Film exhibition costs	291,561,000	976,912,000	436,539,000	694,863,000	916,054,000					8,706,000	28,958,000
Food and beverage costs	30,545,000	107,325,000	47,326,000	70,961,000	93,581,000			66,000		1,252,000	3,655,000
Operating expense	230,434,000	726,641,000	297,328,000	525,431,000	696,783,000			439,000		15,592,000	24,643,000
Rent	143,374,000	451,828,000	189,086,000	334,607,000	445,326,000					7,322,000	23,497,000
General and administrative costs								221,000		511,000	248,000
Depreciation, Depletion and Amortization	71,633,000	197,537,000	80,971,000	155,970,000	212,817,000					263,000	1,212,000
(Gain) loss on disposition							39,382,000	(37,000)	(2,126,000)	(46,951,000)	25,000
Operating costs and expenses	800,023,000	2,560,414,000	1,080,947,000	1,822,826,000	2,424,244,000			689,000	(2,126,000)	(13,305,000)	82,238,000
Operating income (loss)								(689,000)	2,126,000	36,341,000	(3,621,000)
Investment income	290,000	(2,084,000)	(41,000)	17,666,000	17,641,000			(1,000)		(12,000)	(12,000)
Total other expense	49,951,000	89,293,000	63,378,000	140,924,000	174,097,000			(1,000)		(12,000)	(12,000)
Earnings (loss) before income taxes								(688,000)	2,126,000	36,353,000	(3,609,000)
Income tax provision		830,000								1,200,000
Net earnings (loss)	$ (688,000)	$ 1,296,000	$ 35,153,000	$ (2,989,000)	$ (3,609,000)			$ (688,000)	$ 1,296,000	$ 35,153,000	$ (3,609,000)